ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Government authorities	$ 5,433	$ 3,722
Accrued expenses	2,974	2,602
Unrecognized tax benefits	1,119	474
Hedging transaction liabilities	683	78
Accrued expenses and other current liabilities	$ 10,209	$ 6,876